Bank Borrowings (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Bank Borrowings [Line Items]
Debt repayable	$ 10,088
Interest rate	4.32%	6.96%
Bank borrowings	$ 224,431	$ 50,565
Carrying amount	273,448	69,501
Short-Term Debt [Member]
Bank Borrowings [Line Items]
Debt repayable	164,136
Secured Debt [Member]
Bank Borrowings [Line Items]
Secured bank balance	33,000
Wall Street Journal Prime Rate [Member]
Bank Borrowings [Line Items]
Interest rate		0.25%
Borrowings [Member]
Bank Borrowings [Line Items]
Borrowings amount	83,374	$ 65,565
United States of America, Dollars | Unsecured Debt [Member]
Bank Borrowings [Line Items]
Bank borrowings		$ 15,000
United States of America, Dollars | Secured Debt [Member]
Bank Borrowings [Line Items]
Bank borrowings	$ 33,143